Equity - Summary of Equity Compensation Plans (Details) - Equity compensation plans not approved by security holders shares in Thousands	Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	4,891
Weighted-average exercise price of outstanding options, warrants and rights | $ / shares	$ 32.78	[1]
Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))	6,962	[2]

[1]	Weighted-average exercise price represents 2.9 million options only and does not include restricted share units that have no exercise price
[2]	Shares available for future grants under the Total System Services, Inc. 2007 Omnibus Plan and 2012 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.